Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Statement of compliance
a.	Statement of compliance
The condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The condensed consolidated financial statements are not subject to qualification relating to the application of IFRSs as issued by IASB
.

Basis of preparation
b.	Basis of preparation
The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

Basis of consolidation
c.	Basis of consolidation
The condensed consolidated financial statements incorporate the financial statements of the Company and its subsidiaries.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation.

Other significant accounting policies
d.	Other significant accounting policies
Refer to the summary of significant accounting policies for the consolidated financial statements for the year ended December 31, 2018, unless otherwise stated below.

Leases
1)	Leases
2019
At the inception of a contract, the Group assesses whether the contract is, or contains, a lease.
The Group as lessee
The Group recognizes
right-of-use
assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value
asset leases accounted for applying a recognition exemption where lease payments are recognized as expenses on a straight-line basis over the lease terms.
Right-of-use
assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made at or before the commencement date.
Right-of-use
assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities.
Right-of-use
assets are presented on a separate line in the condensed consolidated balance sheets.
Right-of-use
assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use
assets or the end of the lease terms.

Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments and the default fine arises from lease termination. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the lessee’s incremental borrowing rate.
Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, the Group remeasures the lease liabilities with a corresponding adjustment to the right-of-use-assets.
However, if the carrying amount of the
right-of-use
assets is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss. Lease liabilities are presented on a separate line in the condensed consolidated balance sheets.
If a change in the scope of the lease, or the consideration of a lease, that was no part of the original terms and conditions of the lease takes place, and both the modification increases the scope of the lease by adding the right to use one or more underlying assets and the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract, the Group shall account for a lease modification as a separate lease. For a lease modification that is not accounted for as a separate lease, at the effective date of the lease modification, the Group shall remeasure the lease liaibility by discounting the revised lease payments using a revised discount rate.
The Group shall account for the remeasurement of the lease liability by decreasing the carrying amount of the right-of-use
asset to reflect the partial or full termination of the lease for lease modifications that decrease the scope of the lease, shall recognize in profit or loss any gain or loss relating to the partial or full termination of the lease, and shall make a corresponding adjustment to the right-of-use
asset for all other lease modification.
2018
Leases are classified as finance leases whenever the terms of a lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.
The Group as lessee
Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

Taxation
2)	Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax. Interim period income taxes are assessed on an annual basis and calculated by applying to an interim period’s pre-tax
income the tax rate that would be applicable to expected total annual earnings. The effect of a change in tax rate resulting from a change in tax law is recognized consistently with the accounting for the transaction itself which gives rise to the tax consequence, and this is recognized in profit or loss, other comprehensive income or directly in equity in full in the period in which the change in tax rate occurs.